August 20, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Small-Cap Index Fund (the “Fund”) a series of Schwab Capital Trust (the “Registrant”)
(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 9, 2013, to the Fund’s prospectus, dated February 28, 2013. Any questions or comments on this filing should be directed to the undersigned at (415) 667-0783.

Very truly yours,

/s/ Odeh Stevens
Odeh Stevens
Director and Corporate Counsel